SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Warrants, Inputs & Assumptions (Details)	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (in years)	3 years 8 months 1 day	4 years 5 months 1 day
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	10.67	15.26
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	11.50	11.50
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	80	75
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.68	0.30
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0